CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Cash flows (for) from operating activities:
Net income | $	$ 157,000		$ 734,000		$ 1,828,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation of property, plant and equipment | $	12,000		14,000		15,000
Amortization on right-of-use assets | $	(150,000)		132,000		(14,000)
Written off of property, plant and equipment | $	(3,000)		0		0
Stock-based compensation expense | $	0		12,000		47,000
Non-controlling interests in (loss) / income of subsidiaries | $	10,000		111,000		(178,000)
Equity in profit of affiliates | $	(334,000)		(398,000)		(1,927,000)
Deferred tax expenses | $	(26,000)		(41,000)		(5,000)
Change in non-current assets and liabilities:
Long-term operating lease obligations | $	151,000		(35,000)		(43,000)
Change in operating assets and liabilities:
Accounts receivable | $	(609,000)		1,478,000		(1,278,000)
Prepayments and other current assets | $	(117,000)		(25,000)		240,000
Contract assets | $	(1,209,000)		(69,000)		151,000
Inventories | $	156,000		223,000		(120,000)
Accounts payables | $	445,000		(1,177,000)		1,177,000
Contract liabilities | $	(20,000)		(57,000)		25,000
Other payables and accrued expenses | $	76,000		(74,000)		(107,000)
Income tax payable | $	0		(42,000)		42,000
Right-of-use assets and operating lease liabilities | $	(306,000)		(87,000)		57,000
Net cash (used in) provided by operating activities | $	(1,415,000)		781,000		(80,000)
Cash flows for investing activities:
Payment to acquire property, plant and equipment | $	(7,000)		(5,000)		(5,000)
Dividend received from affiliates | $	321,000		307,000		322,000
Net cash provided by investing activities | $	314,000		302,000		317,000
Cash flows for financing activities:
Issuance of ordinary shares on exercise of options | $	2,000		0		0
Dividend paid | $	0		(617,000)		0
Purchase of treasury stock | $	(319,000)		(7,000)		(14,000)
Proceeds from bank borrowings | $	0		0		666,000
Repayment to bank borrowings | $	0		(154,000)		(734,000)
Net cash used in financing activities | $	(317,000)		(778,000)		(82,000)
Foreign currency translation adjustment | $	52,000		(19,000)		(8,000)
Net change in cash, cash equivalents and restricted cash | $	(1,366,000)		286,000		147,000
BEGINNING OF YEAR | $	7,076,000		6,790,000		6,643,000
END OF YEAR | $	5,710,000		7,076,000		6,790,000
Represented by:
Cash and cash equivalents | $	4,283,000		5,805,000		5,453,000
Restricted cash | $	1,427,000		1,271,000		1,337,000
Total Cash and Cash Equivalents, Restricted cash | $	5,710,000		7,076,000		6,790,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes | $	22,000		77,000		1,000
Cash paid for interest | $	0		1,000		7,000
Amortization of land use right | $	150,000		164,000
Deferred tax assets | $	$ 26,000		$ 41,000		$ 5,000
ZHEJIANG TIANLAN [Member]
Cash flows (for) from operating activities:
Net income		¥ 9,195		¥ 14,466		¥ 70,537
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation of property, plant and equipment		6,046		6,175		5,964
Amortization on right-of-use assets		703		141		0
Written off of property, plant and equipment		(29)		0		0
Deferred tax expenses		(73)		2,909		(8,727)
Change in operating assets and liabilities:
Accounts receivable		12,103		(6,821)		7,538
Prepayments and other current assets		(3,043)		(7,047)		(2,590)
Contract assets		(7,555)		6,236		4,112
Inventories		410		(239)		(70)
Accounts payables		19,814		426		(21,502)
Contract liabilities		9,107		8,085		8,949
Other payables and accrued expenses		(275)		1,349		(64,781)
Income tax payable		(474)		(875)		(4,074)
Right-of-use assets and operating lease liabilities		(563)		(563)		0
Net cash (used in) provided by operating activities		52,371		(40,233)		(10,649)
Cash flows for investing activities:
Payment to acquire property, plant and equipment		(1,391)		(408)		(1,708)
Net cash provided by investing activities		(45,664)		(8,726)		37,466
Cash flows for financing activities:
Proceeds from bank borrowings		15,193		6,000		6,500
Repayment to bank borrowings		(6,188)		(6,500)		(5,500)
Net cash used in financing activities		(4,206)		(13,298)		(12,211)
Net change in cash, cash equivalents and restricted cash		2,501		(62,257)		14,606
BEGINNING OF YEAR		73,731		135,988		121,382
END OF YEAR		76,232		73,731		135,988
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes		0		0		0
Cash paid for interest		260		252		253
Amortization of intangible assets		229		235		246
Amortization of land use right		148		149		180
Impairment loss on contract assets		(1,439)		723		(2,158)
Impairment loss on accounts receivable		4,140		0		0
Impairment loss on short-term investments		248		0		0
Fair value gain on short term investment		(1,699)		248
Property, plant and equipment written off		0		0		(36,241)
Reversal of allowance for doubtful accounts		0		0		(677)
Deferred government grant		5,088		(2,789)		386
Deferred tax assets		73		(2,909)		8,727
Operating lease right-of-use Assets		1,686		(2,389)		0
Operating lease liabilities, non-current		(1,542)		(1,542)		0
Short-term investments		0		(53,292)		14,805
Capital injection)/proceed from investment		0		(8,318)		0
Proceeds from sale of property, plant and equipment		45		0		39,374
Purchase of intangible assets		0		0		(200)
Proceeds from sale of property, plant and equipments		217,282		0		0
Purchase of short-term investments		(261,600)		0		0
Dividend paid to shareholders and interest paid		(13,211)		(12,798)		(13,211)
Finance leases (disclosed in accompanying Note 3)		¥ 0		¥ 0		¥ 0